INCOME TAXES - Schedule of Income Taxes Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
U.S. Federal	$ (184)
U.S. State and local	35
Subtotal Non-U.S.	8,630
Total cash payments of income taxes, net	8,481	$ 7,153	$ 6,766
Brazil
Effective Income Tax Rate Reconciliation [Line Items]
Subtotal Non-U.S.	1,076
Cyprus
Effective Income Tax Rate Reconciliation [Line Items]
Subtotal Non-U.S.	1,014
Germany
Effective Income Tax Rate Reconciliation [Line Items]
Subtotal Non-U.S.	2,251
Bexbach
Effective Income Tax Rate Reconciliation [Line Items]
Subtotal Non-U.S.	674
Israel
Effective Income Tax Rate Reconciliation [Line Items]
Subtotal Non-U.S.	924
Singapore
Effective Income Tax Rate Reconciliation [Line Items]
Subtotal Non-U.S.	1,861
Other
Effective Income Tax Rate Reconciliation [Line Items]
Subtotal Non-U.S.	$ 830